Net Loss per Share - Net Loss Available to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Net loss, basic	$ (41,781)	$ (64,777)	$ (168,013)	$ (80,277)
Weighted Average Number of Shares Outstanding, Basic and Diluted	128,443,050	83,883,581
Net loss, diluted			$ (168,013)	$ (80,277)
Basic (in shares)			100,917,939	83,457,400
Diluted (in shares)			100,917,939	83,457,400
Basic (in dollars per share)			$ (1.66)	$ (0.96)
Diluted (in dollars per share)			(1.66)	$ (0.96)
Warrants outstanding, exercise price (in dollars per share)			$ 11.50
Antidilutive securities (in shares)	14,300,000		12,600,000	13,800,000
Share-based Payment Arrangement
Class of Warrant or Right [Line Items]
Antidilutive securities (in shares)	16,500,000
Warrant Redemption Scenario One
Class of Warrant or Right [Line Items]
Warrants outstanding, exercise price (in dollars per share)	$ 0.01		$ 0.01